Financial instruments - Summary of Net Carrying Amounts of Derivative Contracts Measured Using Predominantly Unobservable Inputs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Beginning balance	$ (5,014)
Ending balance	(2,323)	$ (5,014)
Unobservable inputs
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Beginning balance	389	1,077
Net gains recognised in revenue	1,190	(569)
Purchases	886	440
Sales	(623)	(442)
Settlements	46	(32)
Recategorisations (net)	17	(87)
Currency translation differences	4	2
Ending balance	$ 1,909	$ 389